Cover	Jan. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2024
Entity File Number	001-41337
Entity Registrant Name	QSAM BIOSCIENCES, INC.
Entity Central Index Key	0001310527
Entity Tax Identification Number	20-1602779
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9442 Capital of Texas Hwy N
Entity Address, Address Line Two	Plaza 1
Entity Address, Address Line Three	Suite 500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	512
Local Phone Number	343-4558
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false